LOANS AND ACCOUNT RECEIVABLE AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - under IFRS 9 (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	$ 107,998
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(42,575)
Writte-off
Foreign Exchange adjustments	3,271
Gross carrying amount, Ending balance	68,694
ECL allowance, Beginning balance	97
Transfers to stage 2	9
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk
Writte-off
Foreign Exchange adjustments
ECL allowance, Ending balance	106
Individual [Member] | Stage 1 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance	107,998
Transfers to stage 2	(6,697)
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(40,754)
Writte-off
Foreign Exchange adjustments	3,198
Gross carrying amount, Ending balance	63,745
ECL allowance, Beginning balance	97
Transfers to stage 2	(17)
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	8
Writte-off
Foreign Exchange adjustments
ECL allowance, Ending balance	88
Individual [Member] | Stage 2 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance
Transfers to stage 2	6,697
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(1,821)
Writte-off
Foreign Exchange adjustments	73
Gross carrying amount, Ending balance	4,949
ECL allowance, Beginning balance
Transfers to stage 2	26
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk	(8)
Writte-off
Foreign Exchange adjustments
ECL allowance, Ending balance	18
Individual [Member] | Stage 3 [Member]
Disclosure of financial assets [line items]
Gross carrying amount, Beginning balance
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets
Writte-off
Foreign Exchange adjustments
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes of the exposure and modifications in the credit risk
Writte-off
Foreign Exchange adjustments
ECL allowance, Ending balance